Available-for-Sale Investments - Additional Information (Detail) (Youjia, USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended
	Nov. 30, 2011	Dec. 31, 2011
Youjia
Schedule of Available-for-sale Securities [Line Items]
Redeemable and convertible preferred shares acquired	925,926
Consideration for shares acquired	$ 1.0
Equity interest in investment		6.67%